UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8%
Alabama - 1.4%
Albertville Industrial Development
Board,
Revenue (Aerospace Integration
Corporation) (LOC; JPMorgan Chase &
Co.)	1.21	3/1/18	9,595,000	[a]	9,595,000
Arizona - 4.5%
Arizona Health Facilities Authority,
Revenue, Refunding (Banner Health)
(LOC; JPMorgan Chase Bank NA)	1.18	3/7/18	8,710,000	[a]	8,710,000
Maricopa County Industrial
Development Authority,
MFHR (San Clemente Apartments
Project) (Liquidity Facility; FNMA and
LOC; FNMA)	1.22	3/7/18	1,010,000	[a]	1,010,000
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada)	1.12	3/7/18	10,000,000[a,b,c]		10,000,000
Tender Option Bond Trust Receipts
(Series 2016-XM0304), 7/1/20,
(Mesa, Excise Tax Revenue
Obligations) (Liquidity Facility; Royal
Bank of Canada)	1.15	3/7/18	10,135,000[a,b,c]		10,135,000
					29,855,000
Arkansas - .8%
Arkansas Development Finance
Authority,
MFHR (Capri Apartments Project)
(LOC; FHLB)	1.19	3/7/18	5,200,000	[a]	5,200,000
California - .7%
California Enterprise Development
Authority,
IDR (Gordon Brush Manufacturing
Company, Inc. Project) (LOC; Wells
Fargo Bank)	1.19	3/7/18	5,000,000	[a]	5,000,000
Colorado - 2.2%
Colorado Health Facilities Authority,
Revenue (Sisters of Charity of
Leavenworth Health System)
(Citigroup ROCS, Series 2015-
XM0054) (Liquidity Facility; Citibank
NA)	1.12	3/7/18	4,700,000[a,b,c]		4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Colorado - 2.2% (continued)
University of Colorado,
Hospital Authority Revenue (Liquidity
Facility; Citibank NA)	1.13	3/7/18	10,000,000[a,b,c]		10,000,000
					14,700,000
Connecticut - 1.2%
RIB Floater Trust (Series 2017-016),
GO (LOC; Barclays Bank PLC)	1.15	3/7/18	7,750,000[a,b,c]		7,750,000
District of Columbia - 2.2%
District of Columbia,
Revenue (Pew Charitable Trust) (LOC;
PNC Bank NA)	1.09	3/7/18	15,000,000	[a]	15,000,000
Florida - 3.4%
Gainesville Utilities System,
Revenue, Refunding (Liquidity
Facility; State Street Bank & Trust Co.)	1.07	3/7/18	10,000,000	[a]	10,000,000
Kissimmee Utilities Authority,
CP (Liquidity Facility; JPMorgan Chase
Bank NA)	1.15	3/7/18	6,000,000		6,000,000
Miami-Dade County Industrial
Development Authority,
Revenue (Reflectone Project) (LOC;
Royal Bank of Canada)	1.19	3/7/18	5,425,000	[a]	5,425,000
Polk County Industrial Development
Authority,
IDR (Florida Treatt, Inc. Project) (LOC;
Bank of America)	1.27	3/7/18	1,040,000	[a]	1,040,000
					22,465,000
Georgia - 3.1%
East Point Housing Authority,
MFHR (Robins Creste Apartments
Project) (LOC; FHLMC)	1.22	3/7/18	6,840,000	[a]	6,840,000
Fulton County Development Authority,
Revenue (King's Ridge Christian
School Project) (LOC; Branch Banking
and Trust Co.)	1.11	3/7/18	13,635,000	[a]	13,635,000
					20,475,000
Idaho - 6.0%
Idaho Health Facilities Authority,
Hospital Revenue (CHE Trinity Health
Credit Group)	1.25	5/1/18	5,000,000		5,000,000
Power County Industrial Development
Corporation,
Solid Waste Disposal Revenue (J.R.
Simplot Company Project) (LOC;
Cooperatieve Rabobank UA)	1.23	3/7/18	35,000,000	[a]	35,000,000
					40,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Illinois - 5.9%
DuPage County,
Revenue (The Morton Arboretum
Project) (LOC; Northern Trust
Company)	1.11	3/7/18	100,000	[a]	100,000
Illinois Finance Authority,
Revenue (Garrett-Evangelical
Theological Seminary Project) (LOC;
FHLB)	1.11	3/7/18	4,390,000	[a]	4,390,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B. Harris
Theater for Music and Dance Project)
(LOC; PNC Bank NA)	1.10	3/7/18	7,000,000	[a]	7,000,000
Illinois Housing Development Authority,
Revenue (Liquidity Facility; FHLB)	1.18	3/7/18	2,895,000	[a]	2,895,000
Kendall Kane & Will Counties,
Revenue (Educational Purpose)	2.00	7/31/18	7,000,000		7,012,320
McCook,
Revenue (The Illinois Saint Andrew
Society Project) (LOC; Northern Trust
Company)	1.17	3/7/18	2,800,000	[a]	2,800,000
Southwestern Illinois Development
Authority,
Revenue (Deli Star Ventures Project)
(LOC; Bank of Montreal)	1.20	3/7/18	105,000	[a]	105,000
Tender Option Bond Trust Receipts
(Series 2015-ZM0120), 07/01/23,
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (LOC; Royal
Bank of Canada)	1.14	3/7/18	6,230,000[a,b,c]		6,230,000
Will County,
SWDR (BASF Corporation Project)	1.25	3/7/18	9,000,000	[a]	9,000,000
					39,532,320
Indiana - 1.9%
Crawfordsville,
MFHR (Autumn Woods Phase II
Apartments) (LOC; FHLB)	1.19	3/7/18	680,000	[a]	680,000
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and LaSarre Co.,
LLC Project) (LOC; PNC Bank NA)	1.17	3/7/18	1,525,000	[a]	1,525,000
Noblesville,
EDR (GreyStone Apartments Project)
(LOC; Bank of America)	1.18	3/7/18	10,185,000	[a]	10,185,000
					12,390,000
Kentucky - .0%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue,
Refunding (Liberty Ridge Senior
Living, Inc. Project) (LOC; FHLB)	1.34	3/7/18	300,000	[a]	300,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Louisiana - 4.7%
Ascension Parish,
Revenue (BASF Corporation Project)	1.25	3/7/18	14,000,000	[a]	14,000,000
Caddo-Bossier Parishes Port
Commission,
Revenue (Oakley Louisiana, Inc.
Project) (LOC; Bank of America)	1.24	3/7/18	1,000,000	[a]	1,000,000
Calcasieu Parish Industrial Development
Board,
Revenue (Hydroserve Westlake)
(LOC; JPMorgan Chase Bank NA)	1.15	3/7/18	3,300,000	[a]	3,300,000
Louisiana Housing Finance Agency,
MF Housing Revenue (Arbor Place
Apartments Project) (Insured; Federal
Home Loan Mortgage Corporation
and Liquidity Facility; Federal Home
Loan Mortgage Corporation)	1.22	3/7/18	7,435,000	[a]	7,435,000
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Honeywell International
Inc. Project)	1.24	3/7/18	6,000,000	[a]	6,000,000
					31,735,000
Maryland - .8%
Maryland Industrial Development
Financing Authority,
EDR (Hardwire, LLC Project) (LOC;
Bank of America)	1.27	3/7/18	2,500,000	[a]	2,500,000
Montgomery County,
Revenue (CHE Trinity Health Credit
Group)	1.30	6/1/18	3,000,000		3,000,000
					5,500,000
Massachusetts - .3%
Massachusetts,
RAN	2.00	4/23/18	1,950,000		1,951,773
Michigan - 3.1%
Michigan Building Authority,
Revenue, Refunding (LOC; Citibank
NA)	1.07	3/7/18	5,000,000	[a]	5,000,000
Michigan Housing Development
Authority,
Rental Housing Revenue (Liquidity
Facility; JPMorgan Chase Bank)	1.33	3/1/18	16,000,000	[a]	16,000,000
					21,000,000
Minnesota - 1.0%
Metropolitan Council Saint Paul
Metropolitan Area,
Wastewater GO	5.00	3/1/18	4,500,000		4,500,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Minnesota - 1.0% (continued)
Waite Park,
IDR (McDowall Company Project)
(LOC; U. S. Bank NA)	1.27	3/7/18	2,190,000	[a]	2,190,000
					6,690,000
Missouri - 3.2%
Bridgeton Industrial Development
Authority,
Private Activity Revenue (Formtek
Metal Processing, Inc. Project) (LOC;
Bank of America)	1.27	3/7/18	2,425,000	[a]	2,425,000
RIB Floaters Trust,
Revenue (SSM Health Care) (Insured;
Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	1.14	3/7/18	17,485,000[a,b,c]		17,485,000
Saint Louis Industrial Development
Authority,
MFHR (Minerva Place Apartments)
(LOC; FHLMC)	1.16	3/7/18	1,530,000	[a]	1,530,000
					21,440,000
Nevada - 1.5%
Nevada Housing Division,
Multi-Unit Housing Revenue
(Oakmont at Flamingo Road Project)
(Liquidity Facility; FHLB and LOC;
FHLB)	1.16	3/7/18	8,500,000	[a]	8,500,000
Nevada Housing Division,
Multi-Unit Housing Revenue
(Oakmont at Fort Apache Road
Project) (LOC; FHLB)	1.16	3/7/18	1,400,000	[a]	1,400,000
					9,900,000
New York - 13.4%
Albany Industrial Development Agency,
Civic Facility Revenue (Renaissance
Corporation of Albany Project) (LOC;
M&T Trust)	1.14	3/7/18	2,500,000	[a]	2,500,000
Chautauqua County Industrial
Development Agency,
Civic Facility Revenue (The Gerry
Homes Project) (LOC; HSBC Bank
USA)	1.53	3/7/18	6,320,000	[a]	6,320,000
Herkimer County Industrial
Development Agency,
IDR (F.E. Hale Manufacturing
Company Facility) (LOC; HSBC Bank
USA)	1.41	3/7/18	810,000	[a]	810,000
Metropolitan Transportation Authority
of New York,
(Liquidity Facility; Citibank NA)	1.14	3/7/18	4,000,000[a,b,c]		4,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
New York - 13.4% (continued)
Nassau County Industrial Development
Agency,
Housing Revenue (Rockville Centre
Housing Associates, L.P. Project) (LOC;
M&T Trust)	1.39	3/7/18	8,995,000	[a]	8,995,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.12	3/1/18	15,000,000	[a]	15,000,000
New York City Industrial Development
Agency,
IDR (Novelty Crystal Corporation
Project) (LOC; TD Bank)	1.54	3/7/18	3,585,000	[a]	3,585,000
New York Dormitory Authority,
Revenue, Refunding (Catholic Health
System) (LOC; HSBC Bank USA NA)	1.14	3/7/18	1,760,000	[a]	1,760,000
New York State Dormitory Authority,
Court Facilities LR (The City of New
York Issue) (Liquidity Facility; Mizuho
Bank, Ltd.)	1.14	3/7/18	10,000,000	[a]	10,000,000
New York State Dormitory Authority,
Personal Income Tax Revenue
(Insured; US Treasury Notes)
(Prerefunded)	5.00	3/15/18	7,000,000	[d]	7,010,239
Onondaga County Industrial
Development Agency,
IDR (ICM Controls Corporation
Project) (LOC; M&T Trust)	1.29	3/7/18	1,205,000	[a]	1,205,000
RBC Municipal Products Trust,
GO (LOC; Royal Bank of Canada)	1.12	3/7/18	5,000,000[a,b,c]		5,000,000
RBC Municipal Products Trust,
Revenue (LOC; Royal Bank of Canada
and Liquidity Facility; Royal Bank of
Canada)	1.12	3/7/18	7,000,000[a,b,c]		7,000,000
Sachem Central School District of
Holbrook,
TAN	2.00	6/28/18	7,400,000		7,412,547
Schenectady Industrial Development
Agency,
Civic Facility Revenue (Union
Graduate College Project) (LOC; M&T
Trust)	1.14	3/7/18	4,635,000	[a]	4,635,000
Tender Option Bond Trust Receipts
(Series 2015-ZF0269), 10/15/25,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 169th
Series) (Liquidity Facility; TD Bank)	1.19	3/7/18	2,000,000[a,b,c]		2,000,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
New York - 13.4% (continued)
Tender Option Bond Trust Receipts
(Series 2016-YX1034), 11/15/35,
(Port Authority of New York and New
Jersey, Consolidated Bonds, 197th
Series) (Liquidity Facility; Barclays
Bank PLC)	1.17	3/7/18	2,380,000[a,b,c]		2,380,000
					89,612,786
North Carolina - 3.8%
North Carolina Capital Facilities Finance
Agency,
Revenue (North Carolina Aquarium
Society Project) (LOC; Bank of
America)	1.17	3/7/18	10,735,000	[a]	10,735,000
North Carolina Medical Care
Commission,
Health Care Facilities Revenue,
Refunding (FirstHealth of the
Carolinas Project) (Liquidity Facility;
Branch Banking and Trust Co.)	1.14	3/7/18	9,910,000	[a]	9,910,000
Wake County,
GO, Refunding	5.00	3/1/18	5,100,000		5,100,000
					25,745,000
Ohio - 1.4%
Cuyahoga County,
Airport Facilities Revenue (Corporate
Wings Project) (LOC; U. S. Bank NA)	1.32	3/7/18	1,500,000	[a]	1,500,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC
Bank NA)	1.17	3/7/18	1,355,000	[a]	1,355,000
Cuyahoga County,
IDR (King Nut Project) (LOC; PNC
Bank NA)	1.17	3/7/18	980,000	[a]	980,000
Hamilton County,
Hospital Facilities Revenue
(Cincinnati Children's Hospital
Medical Center)	1.09	3/7/18	5,000,000	[a]	5,000,000
Lorain County,
IDR (Cutting Dynamics, Inc. Project)
(LOC; PNC Bank NA)	1.17	3/7/18	845,000	[a]	845,000
					9,680,000
Pennsylvania - .7%
Jackson Township Industrial
Development Authority,
Revenue (Everlast Roofing, Inc.
Project) (LOC; M&T Trust)	1.29	3/7/18	2,605,000	[a]	2,605,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Pennsylvania - .7% (continued)
Telford Industrial Development
Authority,
IDR (Ridgetop Associates Project)
(LOC; Bank of America)	1.23	3/7/18	2,155,000	[a]	2,155,000
					4,760,000
South Carolina - 9.0%
Charleston County School District,
GO, Refunding	5.00	3/1/18	6,000,000		6,000,000
Charleston County School District,
TAN	5.00	3/30/18	1,150,000		1,153,507
South Carolina Association of
Governmental Organization,
COP	3.00	3/1/18	4,025,000		4,025,000
South Carolina Association of
Governmental Organizations,
COP	3.00	3/1/18	11,000,000		11,000,000
South Carolina Association of
Governmental Organizations,
COP	3.00	4/13/18	2,300,000		2,304,627
South Carolina Jobs-Economic
Development Authority,
EDR (Lexington-Richland Alcohol and
Drug Abuse Council, Inc. Project)
(LOC; Branch Banking and Trust Co.)	1.12	3/7/18	3,805,000	[a]	3,805,000
South Carolina Public Service,
CP (Santee Cooper) (LOC; Bank of
America NA)	1.22	4/9/18	5,000,000		5,000,000
Tender Option Bond Trust Receipts
(Series 2015-XF2204), 1/1/23,
(Charleston, Waterworks and Sewer
System Capital Improvement
Revenue) (Liquidity Facility; Citibank
NA)	1.12	3/7/18	3,000,000[a,b,c]		3,000,000
Tender Option Bond Trust Receipts
(Series 2017-XF2425), 12/1/54,
(LOC; Barclays Bank PLC and Liquidity
Facility; Barclays Bank PLC)	1.13	3/7/18	24,240,000[a,b,c]		24,240,000
					60,528,134
Tennessee - 2.2%
Covington Industrial Development
Board,
Revenue (Charms Company Project)
(LOC; Bank of America NA)	1.17	3/7/18	7,500,000	[a]	7,500,000
Sevier County Public Building Authority,
Local Government Public
Improvement Revenue (LOC; Bank of
America NA)	1.11	3/7/18	2,400,000	[a]	2,400,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Tennessee - 2.2% (continued)
Shelby County Health Educational and
Housing Facility Board,
Educational Facilities Revenue
(Rhodes College)	1.14	3/7/18	4,675,000	[a]	4,675,000
					14,575,000
Texas - 12.7%
Austin Texas Combined Utility System,
CP (Liquidity Facility; JPMorgan Chase
Bank NA)	1.14	3/6/18	6,240,000		6,240,000
Brazos River Harbor Navigation District
of Brazoria County,
Revenue (BASF Corporation Project)	1.25	3/7/18	9,200,000	[a]	9,200,000
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	1.14	3/1/18	3,800,000	[a]	3,800,000
Houston Combined Utility,
CP (LOC; Bank of America NA)	1.37	3/14/18	5,000,000		5,000,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	1.20	3/7/18	2,500,000	[a]	2,500,000
Port of Port Arthur Navigation District,
Revenue (BASF Corporation Project)	1.25	3/7/18	9,800,000	[a]	9,800,000
RBC Municipal Products Trust,
Revenue (Lower Colorado Rover
Authority) (LOC; Royal Bank of
Canada and Liquidity Facility; Royal
Bank of Canada)	1.12	3/7/18	7,595,000[a,b,c]		7,595,000
Tender Option Bond Trust Receipts
(Series 2015-XF2201), 10/15/23,
(Texas Water Development Board,
State Water Implementation Revenue)
(Liquidity Facility; Citibank NA)	1.12	3/7/18	3,100,000[a,b,c]		3,100,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0471), 11/1/19,
(Dallas and Fort Worth, Joint
Improvement Revenue (Dallas/Fort
Worth International Airport)) (LOC;
Royal Bank of Canada)	1.16	3/7/18	10,245,000[a,b,c]		10,245,000
Texas,
GO Notes (Veterans Bonds) (Liquidity
Facility; Mizuho Bank, Ltd.)	1.07	3/7/18	15,000,000	[a]	15,000,000
Texas Transportation Commission,
State Highway Fund Revenue,
Refunding	5.00	4/2/18	2,000,000		2,006,505
University of North Texas,
CP	1.10	3/1/18	3,400,000		3,400,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Texas - 12.7% (continued)
University of North Texas,
CP	1.20	3/8/18	7,000,000		7,000,000
					84,886,505
Vermont - .6%
Vermont Housing Finance Agency,
Multiple Purpose Revenue (Liquidity
Facility; TD Bank)	1.19	3/7/18	4,150,000	[a]	4,150,000
Virginia - 1.5%
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System,
Inc.) (LOC; Northern Trust Company)	1.12	3/7/18	2,500,000	[a]	2,500,000
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System,
Inc.) (LOC; Northern Trust Company)	1.12	3/7/18	2,800,000	[a]	2,800,000
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System,
Inc.) (LOC; Northern Trust Company)	1.12	3/7/18	2,600,000	[a]	2,600,000
Lynchburg Industrial Development
Authority,
Industrial Development Revenue
(Aerofin Corporation Project) (LOC;
PNC Bank NA)	1.17	3/7/18	2,075,000	[a]	2,075,000
					9,975,000
Washington - 7.6%
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	1.24	3/7/18	2,550,000	[a]	2,550,000
Pierce County Economic Development
Corporation,
Industrial Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	1.24	3/7/18	1,850,000	[a]	1,850,000
Tender Option Bond Trust Receipts
(Series 2016-XX1024), 11/13/24,
(Port of Tacoma, Revenue, Refunding)
(Liquidity Facility; Barclays Bank PLC)	1.19	3/7/18	14,350,000[a,b,c]		14,350,000
Washington Housing Finance
Commission,
MFHR (The Vintage at Everett Senior
Living Project) (Liquidity Facility;
FNMA)	1.14	3/7/18	15,750,000	[a]	15,750,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 101.8% (continued)
Washington - 7.6% (continued)
Washington State Economic
Development Finance Authority,
Solid Waste Disposal Revenue
(Cleanscapes Incorporated Project)
(LOC; Bank of America NA)	1.15	3/7/18	16,450,000	[a]	16,450,000
					50,950,000
Wisconsin - 1.0%
Door County Housing Authority,
Housing Revenue (Big Hill Regency
House Project) (LOC; FHLB)	1.30	3/7/18	1,500,000	[a]	1,500,000
Kiel,
IDR (Polar Ware Company Project)
(LOC; Wells Fargo Bank)	1.32	3/7/18	1,950,000	[a]	1,950,000
Manitowoc Community Development
Authority,
Housing Revenue (Southbrook Manor
Project) (LOC; FHLB)	1.30	3/7/18	2,000,000	[a]	2,000,000
Milwaukee Redevelopment Authority,
IDR (Fred Usinger, Inc. Project) (LOC;
Bank of Montreal)	1.31	3/7/18	545,000	[a]	545,000
Plymouth,
IDR (Wisconsin Plastic Products, Inc.
Project) (LOC; FHLB)	1.30	3/7/18	950,000	[a]	950,000
					6,945,000
Total Investments (cost $682,286,518)			101.8%		682,286,518
Liabilities, Less Cash and Receivables			(1.8%)		(12,319,722)
Net Assets			100.0%		669,966,796

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to $149,210,000 or 22.27% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	682,286,518
Level 3 - Significant Unobservable Inputs	-
Total	682,286,518

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)